Redeemable and Convertible Shares - Schedule of Mezzanine Equity Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Balance	$ 22,977
Balance		$ 22,977
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Balance	22,977	20,437
Accretion	1,293	2,540
Conversion and redesignation of Preferred Shares	$ (24,270)
Balance		$ 22,977